VIA ELECTRONIC FILING

Securities and Exchange
Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549
Attention:	Division of Investment
Management
RE: 	Merrill Lynch Developing
	Capital Markets Fund, Inc.
Post-Effective Amendment No. 19
to the Registration Statement on Form N-1A
(Securities Act File No. 33-28248,
Investment Company Act File No. 811-5723)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended
	(the 1933 Act), Merrill
Lynch Developing Capital Markets Fund, Inc.
(the Fund) hereby certifies that:
(1) the form of Prospectus and
Statement of Additional Information that
would have been filed pursuant to Rule 497(j)
under the 1933 Act would not have differed
from that contained in Post-Effective
Amendment No. 19 to the Funds Registration
Statement on Form N-1A; and
(2) the text of Post-Effective Amendment No. 19
to the Funds Registration Statement on Form N-1A
was filed electronically with the Securities
and Exchange Commission on October 7, 2003.
Very truly yours,
Merrill Lynch
Developing Capital
Markets Fund, Inc.
/s/ Alice A. Pellegrino
Director (Legal Advisory)
Merrill Lynch Investment Managers